Schedule of Investments (unaudited)
December 31, 2024
iShares® Global Timber & Forestry ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 10.9%
Dexco SA	2,229,716	$2,145,883
Klabin SA	1,662,368	6,243,120
Suzano SA	960,679	9,662,648
		18,051,651
Canada — 5.2%
Interfor Corp.(a)	163,002	1,903,929
West Fraser Timber Co. Ltd.	77,065	6,677,412
		8,581,341
Chile — 2.7%
Empresas CMPC SA	2,891,824	4,538,697
China — 5.6%
Nine Dragons Paper Holdings Ltd.(a)	5,081,000	2,045,062
Shandong Sun Paper Industry JSC Ltd., Class A	3,585,200	7,264,375
		9,309,437
Finland — 9.9%
Stora Enso OYJ, Class R	754,808	7,596,404
UPM-Kymmene OYJ	319,678	8,791,016
		16,387,420
Indonesia — 1.4%
Indah Kiat Pulp & Paper Tbk PT	5,447,800	2,295,775
Japan — 11.8%
Daio Paper Corp.	383,600	2,021,790
Hokuetsu Corp.(b)	261,700	2,532,331
Nippon Paper Industries Co. Ltd.	323,200	1,779,676
Oji Holdings Corp.	1,729,000	6,608,064
Sumitomo Forestry Co. Ltd.	196,100	6,528,282
		19,470,143
Saudi Arabia — 1.2%
Middle East Paper Co.(a)	209,959	2,044,897
South Africa — 1.9%
Sappi Ltd.	1,232,120	3,199,825
Sweden — 13.0%
Billerud Aktiebolag	398,947	3,656,343
Holmen AB, Class B	118,907	4,361,572
Security	Shares	Value
Sweden (continued)
Svenska Cellulosa AB SCA, Class B	1,057,473	$13,412,542
		21,430,457
United Kingdom — 4.6%
Mondi PLC, NVS	510,645	7,602,297
United States — 31.1%
Clearwater Paper Corp.(a)	164,532	4,898,118
International Paper Co.	149,611	8,052,064
PotlatchDeltic Corp.	274,035	10,755,874
Rayonier Inc.	257,412	6,718,453
Smurfit WestRock PLC	151,803	8,176,110
Sylvamo Corp.	65,124	5,146,098
Weyerhaeuser Co.	271,280	7,636,532
		51,383,249
Total Long-Term Investments — 99.3% (Cost: $176,179,687)		164,295,189
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(c)(d)(e)	2,537,295	2,538,564
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(c)(d)	260,000	260,000
Total Short-Term Securities — 1.7% (Cost: $2,798,569)		2,798,564
Total Investments — 101.0% (Cost: $178,978,256)		167,093,753
Liabilities in Excess of Other Assets — (1.0)%		(1,585,524)
Net Assets — 100.0%		$165,508,229

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$259,358	$2,279,253 (a)	$—	$(79)	$32	$2,538,564	2,537,295	$76,286 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	180,000	80,000 (a)	—	—	—	260,000	260,000	9,288	—
				$(79)	$32	$2,798,564		$85,574	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Global Timber & Forestry ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Russell 1000 Value Index	5	03/21/25	$460	$(14,855)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$68,159,630	$96,135,559	$—	$164,295,189
Short-Term Securities
Money Market Funds	2,798,564	—	—	2,798,564
	$70,958,194	$96,135,559	$—	$167,093,753
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(14,855)	$—	$—	$(14,855)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
JSC	Joint Stock Company
NVS	Non-Voting Shares